UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   -----------------

Check here if Amendment [   ];                     Amendment Number:

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             -------------------------------

Address:     15 Buckingham Street
             -------------------------------

             London WC2N 6DU, United Kingdom
             -------------------------------

Form 13F File Number:     028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Murray
             -----------

Title:       Chairman
             --------

Phone:       +44 (0)20 7451 2941
             -------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     February 8, 2012
          ---------------     ----------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         ---------

Form 13F Information Table Entry Total:  80
                                         ----------

Form 13F Information Table Value Total:  $320,755
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

--------          ------------------------

                                                                                       Inest-
                                                                                        ment                   Voting Authority
                                Title of               Value    Shares /   Sh /  Put/  Discre-   Other    -------------------------
Security                         Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    Managers     Sole     Shared   None
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
A123 SYSTEMS INC (UQ*)          ORD       03739T108         7       4,403  SH          Sole                    4,403
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ADA-ES INC                      ORD       005208103     1,353      59,775  SH          Sole                   59,775
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
AEROVIRONMENT                   ORD       008073108     1,851      58,821  SH          Sole                   58,821
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
AES CORP                        ORD       00130H105     8,926     753,895  SH          Sole                  753,895
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ALPHA NATURAL RESOURCES INC     ORD       02076X102     1,438      70,388  SH          Sole                   70,388
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ANADARKO PETROLEUM CORP (UN*)   ORD       032511107     4,034      52,848  SH          Sole                   52,848
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
APACHE CORP                     ORD       037411105       146       1,614  SH          Sole                    1,614
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
BABCOCK AND WILCOX              ORD       05615F102        73       3,006  SH          Sole                   3,006
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
BADGER METER INC                ORD       056525108       830      28,199  SH          Sole                   28,199
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CABOT OIL AND GAS CORP (UN*)    ORD       127097103       891      11,742  SH          Sole                   11,742
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CALGON CARBON                   ORD       129603106     2,604     165,765  SH          Sole                  165,765
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CALPINE CORP (UN*)              ORD       131347304    15,461     946,779  SH          Sole                  946,779
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CENTERPOINT ENERGY INC          ORD       15189T107     5,812     289,282  SH          Sole                  289,282
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CHENIERE ENERGY INC             ORD       16411R208     2,173     250,000  SH          Sole                  250,000
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CHEVRON CORP                    ORD       166764100       409       3,844  SH          Sole                    3,844
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CHK P20 Apr-12 (x100)           EQTY_OP   165167107       360       3,000  SH          Sole                    3,000
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CLEAN ENERGY FUELS              ORD       184499101     2,101     168,583  SH          Sole                  168,583
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CMS ENERGY CORP                 ORD       125896100       415      18,792  SH          Sole                   18,792
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CONOCOPHILLIPS                  ORD       20825C104     1,767      24,242  SH          Sole                   24,242
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
CREE INC (UW*)                  ORD       225447101     8,899     403,744  SH          Sole                  403,744
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
DEVON ENERGY CORPORATION (UN*)  ORD       25179M103       811      13,074  SH          Sole                   13,074
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
DUKE ENERGY CORP                ORD       26441C105       222      10,078  SH          Sole                   10,078
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ECHELON CORP                    ORD       27874N105       542     111,203  SH          Sole                  111,203
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EDISON INTERNATIONAL            ORD       281020107     4,016      97,006  SH          Sole                   97,006
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EL PASO CORP                    ORD       28336L109     9,385     353,228  SH          Sole                  353,228
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EMERSON ELECTRIC CO             ORD       291011104    11,747     252,126  SH          Sole                  252,126
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ENERNOC INC                     ORD       292764107       685      63,007  SH          Sole                   63,007
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ENERSYS                         ORD       29275Y102     5,508     212,088  SH          Sole                  212,088
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EQT CORP                        ORD       26884L109       404       7,378  SH          Sole                    7,378
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ESCO TECHNOLOGIES               ORD       296315104     1,862      64,701  SH          Sole                   64,701
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EXELON CORP                     ORD       30161N101    12,771     294,467  SH          Sole                  294,467
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EXIDE TECHNOLOGIES              ORD       302051206     2,162     821,896  SH          Sole                  821,896
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
EXXON MOBIL CORP                ORD       30231G102     1,513      17,854  SH          Sole                   17,854
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
FAR EAST ENERGY CORP (UU*)      ORD       307325100       317   1,510,037  SH          Sole                1,510,037
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
FIRST SOLAR INC                 ORD       336433107     7,405     219,352  SH          Sole                  219,352
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
FIRSTENERGY CORP                ORD       337932107    15,697     354,328  SH          Sole                  354,328
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
FLUOR CORP                      ORD       343412102        75       1,488  SH          Sole                    1,488
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
FUEL SYSTEMS SOLUTIONS          ORD       35952W103     1,406      85,245  SH          Sole                   85,245
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
FUEL TECH INC                   ORD       359523107        73      11,161  SH          Sole                   11,161
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
GENERAL ELECTRIC                ORD       369604103    20,446   1,141,618  SH          Sole                1,141,618
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
GT ADVANCED TECHNOLOGIES        ORD       36191U106     2,856     394,410  SH          Sole                  394,410
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
HECKMANN                        ORD       422680108     2,005     301,477  SH          Sole                  301,477
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
HELMERICH AND PAYNE             ORD       423452101       985      16,878  SH          Sole                   16,878
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
INTEL                           ORD       458140100     3,496     144,149  SH          Sole                  144,149
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ITC HOLDINGS CORP               EQ_SW     465685105     6,788      89,456  SH          Sole                   89,456
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ITC HOLDINGS CORP               ORD       465685105    13,657     179,985  SH          Sole                  179,985
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
ITRON INC US                    ORD       465741106     3,543      99,037  SH          Sole                   99,037
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
JOHNSON CONTROLS INC            ORD       478366107     5,432     173,773  SH          Sole                  173,773
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
MEMC ELECTRONIC MATERIALS       ORD       552715104     3,001     761,701  SH          Sole                  761,701
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
MFRI INC                        ORD       552721102        77      11,111  SH          Sole                   11,111
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
NATIONAL OILWELL VARCO          ORD       637071101     1,142      16,796  SH          Sole                   16,796
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
NEXTERA ENERGY 8.375% CV PRF
(UN*)                           CONVPRF   65339F309     8,351     165,000  SH          Sole                  165,000
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
NEXTERA ENERGY INC              ORD       65339F101     4,047      66,469  SH          Sole                   66,469
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
NISOURCE INC                    ORD       65473P105       744      31,258  SH          Sole                   31,258
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
NRG ENERGY INC                  ORD       629377508       160       8,827  SH          Sole                    8,827
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
OCCIDENTAL PETROLEUM            ORD       674599105       204       2,175  SH          Sole                    2,175
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
OGE ENERGY CORP                 ORD       670837103    19,091     336,634  SH          Sole                  336,634
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PATTERSON-UTI ENERGY            ORD       703481101       222      11,089  SH          Sole                   11,089
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PEABODY ENERGY CORP             ORD       704549104     2,474      74,708  SH          Sole                   74,708
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PLAINS EXPLORATION AND
PRODUCTION                      ORD       726505100       681      18,546  SH          Sole                   18,546
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
POLYPORE INTERNATIONAL INC
(UN*)                           ORD       73179V103     5,403     122,818  SH          Sole                  122,818
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PORTLAND GENERAL ELECTRIC CO    ORD       736508847     4,325     171,032  SH          Sole                  171,032
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
POWER-ONE INC (UQ*)             ORD       73930R102     1,859     475,336  SH          Sole                  475,336
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PPL 8.75% 01-MAY-2014 PFD       CONVPRF   69351T114     2,765      50,000  SH          Sole                   50,000
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PPL 9.5% CV PRF 01-JUL-2013
(TRACE*)                        CONVPRF   69351T601     3,335      60,000  SH          Sole                   60,000
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
PUBLIC SERVICE ENTERPRISE GP    ORD       744573106       537      16,275  SH          Sole                   16,275
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
QUANTA SERVICES INC             ORD       74762E102     9,595     445,445  SH          Sole                  445,445
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
RANGE RESOURCES CORP            ORD       75281A109     1,538      24,834  SH          Sole                   24,834
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
SHAW GROUP INC (UN*)            ORD       820280105     2,523      93,807  SH          Sole                   93,807
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
SPECTRA ENERGY CORP             ORD       847560109     7,858     255,544  SH          Sole                  255,544
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
SUNPOWER CORP                   ORD       867652406       397      63,717  SH          Sole                   63,717
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
TARGA RESOURCES                 ORD       87612G101     2,840      69,804  SH          Sole                   69,804
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
TESLA MOTORS INC                ORD       88160R101     3,293     115,307  SH          Sole                  115,307
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
TRINA SOLAR LTD SPON ADR        DR        89628E104       335      50,190  SH          Sole                   50,190
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
UNIVERSAL DISPLAY               ORD       91347P105     7,312     199,304  SH          Sole                  199,304
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
VEECO INSTRUMENTS INC (UW*)     ORD       922417100       443      21,316  SH          Sole                   21,316
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
WESTAR ENERGY INC               ORD       95709T100       374      13,003  SH          Sole                   13,003
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
WESTPORT INNOVATIONS (US)       ORD       960908309        84       2,541  SH          Sole                    2,541
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
WILLIAMS COS INC                ORD       969457100    29,905     905,651  SH          Sole                  905,651
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----
XCEL ENERGY INC                 ORD       98389B100       484      17,528  SH          Sole                   17,528
------------------------------  --------  ---------  ---------  ---------  ----  ----  -------  --------  ----------  ------   ----